Note 9 Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets held for trading [Line Items]
Derivative financial assets held for trading	[1]	€ 42,813	€ 30,933
Equity instruments held	[2]	6,199	15,963
Debt instruments held for trading		30,171	25,790
Loans and advances held for trading		41,640	50,807
Current financial assets at fair value through profit or loss, classified as held for trading		120,823	123,493
Disclosure of financial liabilities held for trading [Line Items]
Derivative financial liabilities held for trading	[1]	41,117	31,705
Short Positions Financial Liabilities Held For Trading		15,658	15,135
Deposits financial liabilities held for trading		45,530	44,294
Current financial liabilities at fair value through profit or loss, classified as held for trading		102,305	91,135
Issued by central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,060	936
Issued by public administrations [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		26,265	21,946
Issued by financial institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,286	1,130
Other debt instruments [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,559	1,778
Loans and advances to central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		1,878	3,467
Loans and advances to central banks [Member] | Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		1,878	3,467
Loans and advances to credit institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		30,239	31,916
Loans and advances to credit institutions [Member] | Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		30,205	31,901
Loans and advances to customers [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading	[3]	9,523	15,424
Loans and advances to customers [Member] | Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		8,922	14,916
Deposits from central banks [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		9,227	11,248
Deposits from central banks [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		9,227	11,248
Deposits from credit institutions [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading	[4]	25,943	16,176
Deposits from credit institutions [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		25,579	15,632
Customer deposits [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading	[3]	10,361	16,870
Customer deposits [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		€ 10,314	€ 16,824

[1]	(*) The variation is mainly due to the evolution of exchange rate derivatives at BBVA, S.A.
[2]	(**) The variation is mainly due to sales at BBVA, S.A.
[3]	(***) The variation corresponds mainly to the evolution of "Reverse repurchase agreement" of BBVA S.A., partially offset by the evolution of "Repurchase agreement".
[4]	(****) The variation corresponds mainly to the evolution of "Repurchase agreement" of BBVA S.A.